Segment and Geographical Data (Schedule of Segment Reporting Information by Business Segment) (Details) (USD $)	3 Months Ended									12 Months Ended
	Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 26, 2014		Sep. 27, 2013		Sep. 28, 2012
Segment Reporting Information [Line Items]
Net sales	$ 789,300,000	$ 653,100,000	$ 557,800,000	$ 540,200,000	$ 545,200,000	$ 570,000,000	[1]	$ 585,300,000	$ 504,000,000	$ 2,540,400,000		$ 2,204,500,000		$ 2,056,200,000
Operating income (loss)										(284,100,000)		144,800,000		235,200,000
Intangible asset amortization										(162,300,000)		(35,400,000)		(27,300,000)
Restructuring and related charges, net										(129,100,000)		(35,800,000)		(19,200,000)
Non-restructuring impairment										355,600,000		0		0
Separation costs										(9,600,000)		(74,200,000)		(25,500,000)
Total Assets	12,864,800,000				3,556,600,000					12,864,800,000		3,556,600,000
Depreciation and amortization										275,900,000		139,600,000		130,900,000
Restructuring and related costs, accelerated depreciation										500,000		2,600,000		8,000,000
Specialty Brands
Segment Reporting Information [Line Items]
Restructuring and related charges, net										(57,000,000)		(5,200,000)		(600,000)
Specialty Generics
Segment Reporting Information [Line Items]
Restructuring and related charges, net										(9,800,000)		(11,200,000)		(10,700,000)
Global Medical Imaging
Segment Reporting Information [Line Items]
Restructuring and related charges, net										(60,900,000)		(16,400,000)		(7,900,000)
Operating Segments
Segment Reporting Information [Line Items]
Net sales										2,494,400,000	[2]	2,153,300,000	[2]	2,002,000,000	[2]
Operating income (loss)										613,900,000		424,000,000		377,100,000
Operating Segments | Specialty Brands
Segment Reporting Information [Line Items]
Net sales										413,500,000		206,400,000		156,400,000
Operating income (loss)										(50,600,000)		(36,200,000)		(75,000,000)
Depreciation and amortization										152,900,000	[3]	24,900,000	[3]	16,700,000	[3]
Operating Segments | Specialty Generics
Segment Reporting Information [Line Items]
Net sales										1,199,400,000		1,011,200,000		848,800,000
Operating income (loss)										617,400,000		347,900,000		237,800,000
Depreciation and amortization										77,800,000	[3]	72,700,000	[3]	72,000,000	[3]
Operating Segments | Global Medical Imaging
Segment Reporting Information [Line Items]
Net sales										881,500,000		935,700,000		996,800,000
Operating income (loss)										47,100,000		112,300,000		214,300,000
Depreciation and amortization										45,200,000	[3]	42,000,000	[3]	42,200,000	[3]
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Net sales										46,000,000	[4]	51,200,000	[4]	54,200,000	[4]
Corporate and allocated expenses										(241,400,000)	[5]	(133,800,000)	[5]	(69,900,000)	[5]
Intangible asset amortization										(162,300,000)		(35,400,000)		(27,300,000)
Restructuring and related charges, net										(129,100,000)	[6]	(35,800,000)	[6]	(19,200,000)	[6]
Non-restructuring impairment										(355,600,000)		0		0
Separation costs										(9,600,000)		(74,200,000)		(25,500,000)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Net sales										$ 0		$ 0		$ 0

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.
[2]	Amounts represent sales to external customers. There were no intersegment sales.
[3]	Depreciation for certain shared facilities is allocated based on occupancy percentage.
[4]	Represents products that were sold to Covidien, which is discussed in Note 16.
[5]	Includes administration expenses and certain compensation, environmental and other costs not charged to the Company's operating segments.
[6]	Includes restructuring-related accelerated depreciation of $0.5 million, $2.6 million and $8.0 million for fiscal 2014, 2013 and 2012, respectively.